Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Optimum Fund Trust
Entity Central Index Key	0001227523
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000006446 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	OIFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$81	0.79%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.78% if interest expenses were not included.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%	[1]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Fixed Income Fund (Institutional Class) returned 4.25% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.35%.
Delaware Management Company (DMC)
The DMC portion of the Fund outperformed the Bloomberg US Aggregate Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Allocations to the corporate bond (both investment grade and high yield), and securitized asset sectors contributed to performance in the DMC portion of the Fund. In addition, selections within emerging markets, agency mortgage-backed securities (MBS), and corporate bonds (both investment grade and high yield) were additive to performance.
Treasury yields traded within a relatively narrow range during the reporting period – 65 basis points (bps) – and ended just 10 bps higher (one basis point is a hundredth of a percentage point). The US economic outlook solidified throughout the reporting period but faced threats including the war with Iran which moved oil prices above $100. DMC adjusted its portion of the Fund accordingly, and its duration positioning contributed to performance.
Top detractors from performance:
Sector allocation to the government-related sector was a modest detractor from performance in the DMC portion of the Fund during the reporting period, as the sector underperformed.
An active exposure to inflation breakevens in the US was a detractor. DMC implemented the position as a hedge against a potential policy mistake from the US Federal Reserve (Fed) in easing further in an economy that, in DMC's view, looks resilient and could inadvertently ignite inflationary pressures.
Pacific Investment Management Company LLC (PIMCO)
The PIMCO portion of the Fund outperformed the Bloomberg US Aggregate Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Long exposure to select emerging market currencies including the Brazilian real, Mexican peso, and the South African rand contributed to performance in the PIMCO portion of the Fund as they appreciated relative to the US dollar.
Yield curve positioning in the US, particularly underweight exposure to the long end of the curve, where yields rose, contributed to performance during the reporting period.
Overweight exposure to agency MBS added to performance in the PIMCO portion of the Fund, as spreads tightened.
Top detractors from performance:
Long exposure to duration in Japan throughout 2025 detracted from performance in the PIMCO portion of the Fund, as yields rose.
Long exposure to duration in Australia detracted from performance during the reporting period, as yields rose.
Short exposure to select emerging market currencies in Asia, particularly the New Taiwan dollar in 2025, detracted from performance in the PIMCO portion of the Fund, as it appreciated relative to the US dollar.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Optimum Fixed Income Fund (Institutional Class) – including sales charge	4.25%	0.13%	1.93%
Optimum Fixed Income Fund (Institutional Class) – excluding sales charge	4.25%	0.13%	1.93%
Bloomberg US Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 2,715,901,172
Holdings Count | Holding	1,280	[2]
Advisory Fees Paid, Amount	$ 13,568,010
Investment Company Portfolio Turnover	375.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$2,715,901,172
Total number of portfolio holdings*	1,280
Total advisory fees paid (during reporting period)	$13,568,010
Portfolio turnover rate	375%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	39.63%
Corporate Bonds	34.75%
US Treasury Obligations	13.78%
Non-Agency Commercial Mortgage-Backed Securities	4.48%
Sovereign Bonds	4.41%
Non-Agency Asset-Backed Securities	3.73%
Non-Agency Collateralized Mortgage Obligations	3.26%
Collateralized Loan Obligations	2.74%
Agency Collateralized Mortgage Obligations	1.57%
Loan Agreements	0.71%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Mar. 12, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through March 12, 2026.

C000006445 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Fixed Income Fund
Class Name	Class C
Trading Symbol	OCFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$182	1.79%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.78% if interest expenses were not included.

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.79%	[3]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Fixed Income Fund (Class C) returned 3.32% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.35%.
Delaware Management Company (DMC)
The DMC portion of the Fund outperformed the Bloomberg US Aggregate Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Allocations to the corporate bond (both investment grade and high yield), and securitized asset sectors contributed to performance in the DMC portion of the Fund. In addition, selections within emerging markets, agency mortgage-backed securities (MBS), and corporate bonds (both investment grade and high yield) were additive to performance.
Treasury yields traded within a relatively narrow range during the reporting period – 65 basis points (bps) – and ended just 10 bps higher (one basis point is a hundredth of a percentage point). The US economic outlook solidified throughout the reporting period but faced threats including the war with Iran which moved oil prices above $100. DMC adjusted its portion of the Fund accordingly, and its duration positioning contributed to performance.
Top detractors from performance:
Sector allocation to the government-related sector was a modest detractor from performance in the DMC portion of the Fund during the reporting period, as the sector underperformed.
An active exposure to inflation breakevens in the US was a detractor. DMC implemented the position as a hedge against a potential policy mistake from the US Federal Reserve (Fed) in easing further in an economy that, in DMC's view, looks resilient and could inadvertently ignite inflationary pressures.
Pacific Investment Management Company LLC (PIMCO)
The PIMCO portion of the Fund outperformed the Bloomberg US Aggregate Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Long exposure to select emerging market currencies including the Brazilian real, Mexican peso, and the South African rand contributed to performance in the PIMCO portion of the Fund as they appreciated relative to the US dollar.
Yield curve positioning in the US, particularly underweight exposure to the long end of the curve, where yields rose, contributed to performance during the reporting period.
Overweight exposure to agency MBS added to performance in the PIMCO portion of the Fund, as spreads tightened.
Top detractors from performance:
Long exposure to duration in Japan throughout 2025 detracted from performance in the PIMCO portion of the Fund, as yields rose.
Long exposure to duration in Australia detracted from performance during the reporting period, as yields rose.
Short exposure to select emerging market currencies in Asia, particularly the New Taiwan dollar in 2025, detracted from performance in the PIMCO portion of the Fund, as it appreciated relative to the US dollar.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Optimum Fixed Income Fund (Class C) – including sales charge	2.32%	-0.87%	0.91%
Optimum Fixed Income Fund (Class C) – excluding sales charge	3.32%	-0.87%	0.91%
Bloomberg US Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 2,715,901,172
Holdings Count | Holding	1,280	[4]
Advisory Fees Paid, Amount	$ 13,568,010
Investment Company Portfolio Turnover	375.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$2,715,901,172
Total number of portfolio holdings*	1,280
Total advisory fees paid (during reporting period)	$13,568,010
Portfolio turnover rate	375%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	39.63%
Corporate Bonds	34.75%
US Treasury Obligations	13.78%
Non-Agency Commercial Mortgage-Backed Securities	4.48%
Sovereign Bonds	4.41%
Non-Agency Asset-Backed Securities	3.73%
Non-Agency Collateralized Mortgage Obligations	3.26%
Collateralized Loan Obligations	2.74%
Agency Collateralized Mortgage Obligations	1.57%
Loan Agreements	0.71%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Mar. 12, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through March 12, 2026.

C000006443 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Fixed Income Fund
Class Name	Class A
Trading Symbol	OAFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$106	1.04%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.03% if interest expenses were not included.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.04%	[5]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Fixed Income Fund (Class A) returned 3.93% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.35%.
Delaware Management Company (DMC)
The DMC portion of the Fund outperformed the Bloomberg US Aggregate Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Allocations to the corporate bond (both investment grade and high yield), and securitized asset sectors contributed to performance in the DMC portion of the Fund. In addition, selections within emerging markets, agency mortgage-backed securities (MBS), and corporate bonds (both investment grade and high yield) were additive to performance.
Treasury yields traded within a relatively narrow range during the reporting period – 65 basis points (bps) – and ended just 10 bps higher (one basis point is a hundredth of a percentage point). The US economic outlook solidified throughout the reporting period but faced threats including the war with Iran which moved oil prices above $100. DMC adjusted its portion of the Fund accordingly, and its duration positioning contributed to performance.
Top detractors from performance:
Sector allocation to the government-related sector was a modest detractor from performance in the DMC portion of the Fund during the reporting period, as the sector underperformed.
An active exposure to inflation breakevens in the US was a detractor. DMC implemented the position as a hedge against a potential policy mistake from the US Federal Reserve (Fed) in easing further in an economy that, in DMC's view, looks resilient and could inadvertently ignite inflationary pressures.
Pacific Investment Management Company LLC (PIMCO)
The PIMCO portion of the Fund outperformed the Bloomberg US Aggregate Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
Long exposure to select emerging market currencies including the Brazilian real, Mexican peso, and the South African rand contributed to performance in the PIMCO portion of the Fund as they appreciated relative to the US dollar.
Yield curve positioning in the US, particularly underweight exposure to the long end of the curve, where yields rose, contributed to performance during the reporting period.
Overweight exposure to agency MBS added to performance in the PIMCO portion of the Fund, as spreads tightened.
Top detractors from performance:
Long exposure to duration in Japan throughout 2025 detracted from performance in the PIMCO portion of the Fund, as yields rose.
Long exposure to duration in Australia detracted from performance during the reporting period, as yields rose.
Short exposure to select emerging market currencies in Asia, particularly the New Taiwan dollar in 2025, detracted from performance in the PIMCO portion of the Fund, as it appreciated relative to the US dollar.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Optimum Fixed Income Fund (Class A) – including sales charge	-0.76%	-1.07%	1.20%
Optimum Fixed Income Fund (Class A) – excluding sales charge	3.93%	-0.15%	1.67%
Bloomberg US Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 2,715,901,172
Holdings Count | Holding	1,280	[6]
Advisory Fees Paid, Amount	$ 13,568,010
Investment Company Portfolio Turnover	375.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$2,715,901,172
Total number of portfolio holdings*	1,280
Total advisory fees paid (during reporting period)	$13,568,010
Portfolio turnover rate	375%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	39.63%
Corporate Bonds	34.75%
US Treasury Obligations	13.78%
Non-Agency Commercial Mortgage-Backed Securities	4.48%
Sovereign Bonds	4.41%
Non-Agency Asset-Backed Securities	3.73%
Non-Agency Collateralized Mortgage Obligations	3.26%
Collateralized Loan Obligations	2.74%
Agency Collateralized Mortgage Obligations	1.57%
Loan Agreements	0.71%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Mar. 12, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through March 12, 2026.

C000006447 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum International Fund
Class Name	Class A
Trading Symbol	OAIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.32%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum International Fund (Class A) returned 19.62% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 24.91% and 25.58%, respectively.
Acadian Asset Management LLC (Acadian)
The Acadian portion of the Fund outperformed the MSCI ACWI ex USA Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
At the country level, the primary drivers of outperformance versus the benchmark in the Acadian portion of the Fund included stock selection in the UK and Switzerland, as well as an overweight position in South Korea.
At the sector level, the primary drivers of outperformance during the reporting period included stock selection in financials and communication services, and a combination of stock selection and an overweight position in healthcare.
Top detractors from performance:
At the country level, the primary detractors from performance versus the benchmark in the Acadian portion of the Fund included stock selection in Israel, Taiwan, and the Netherlands.
At the sector level, detractors included stock selection in information technology and industrials, and a combination of stock selection and an underweight position in utilities.
Baillie Gifford Overseas Limited (Baillie Gifford)
The Baillie Gifford portion of the Fund underperformed the MSCI ACWI ex USA Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
The strongest-performing sectors were technology and semiconductors, where overweight positions supported performance in the Baillie Gifford portion of the Fund.
Companies that were exposed to structural growth drivers, particularly in semiconductors, contributed over the reporting period.
The top contributors to performance in the Baillie Gifford portion of the Fund were Samsung Electronics Co. Ltd. and Taiwan Semiconductor Manufacturing Co. Ltd. Both companies benefited from sustained demand linked to artificial intelligence (AI) and continued technological advancement, supported by their scale, innovation, and strong competitive positions.
Holdings within materials and mining also contributed to performance in the Baillie Gifford portion of the Fund – notably Rio Tinto Ltd. and Lundin Mining Corp. – where rising demand for metals and resources supported returns. Petrobras ADR in energy and B3 SA in Brazilian market infrastructure also added to performance, benefiting from improving macroeconomic conditions in their respective markets.
Top detractors from performance:
The weakest-performing sectors included software and banks. The Baillie Gifford portion of the Fund was underweight in banks and the sector performed well. Software underperformance was largely driven by AI disruption fears.
The top detractors in the Baillie Gifford portion of the Fund were broad-based but concentrated in areas where valuation pressure was most acute, particularly within internet platforms and software, which fell amid fears of AI-driven disruption.
The largest individual detractors in the Baillie Gifford portion of the Fund were MercadoLibre Inc. and Scout24 SE. Their share prices pulled back despite continued business progress, reflecting a broader de-rating of growth-oriented names during the reporting period.
Elsewhere, select financial holdings including HDFC Bank Ltd., Deutsche Boerse ADR, and Kaspi.KZ JSC ADR also weighed on returns in the Baillie Gifford portion of the Fund. Not owning shares of SK Hynix Inc., which rose sharply on the back of AI-related memory demand, was a further headwind relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Optimum International Fund (Class A) – including sales charge	12.72%	3.09%	6.61%
Optimum International Fund (Class A) – excluding sales charge	19.62%	4.32%	7.25%
MSCI ACWI ex USA Index (net)	24.91%	7.02%	8.38%
MSCI ACWI ex USA Index (gross)	25.58%	7.56%	8.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 1,040,527,952
Holdings Count | Holding	653	[7]
Advisory Fees Paid, Amount	$ 7,170,719
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,040,527,952
Total number of portfolio holdings*	653
Total advisory fees paid (during reporting period)	$7,170,719
Portfolio turnover rate	75%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	11.40%
Japan	10.93%
Taiwan	9.30%
Netherlands	5.77%
South Korea	5.75%
Canada	5.69%
Switzerland	4.87%
United States	4.23%
France	3.88%
Germany	3.27%

Sector allocation*
Financials	24.32%
Information Technology	22.04%
Industrials	11.67%
Materials	8.70%
Healthcare	8.19%
Energy	6.51%
Communication Services	6.06%
Consumer Discretionary	5.80%
Consumer Staples	3.84%
Utilities	1.00%
Real Estate	0.60%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.39%
Samsung Electronics	3.18%
Roche Holding	2.38%
Novartis	1.73%
Tencent Holdings	1.47%
Rio Tinto	1.26%
Deutsche Boerse	1.22%
MediaTek	1.21%
ABB	1.18%
B3 - Brasil Bolsa Balcao	1.08%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.39%
Samsung Electronics	3.18%
Roche Holding	2.38%
Novartis	1.73%
Tencent Holdings	1.47%
Rio Tinto	1.26%
Deutsche Boerse	1.22%
MediaTek	1.21%
ABB	1.18%
B3 - Brasil Bolsa Balcao	1.08%

Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Mar. 12, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through March 12, 2026.

C000006449 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum International Fund
Class Name	Class C
Trading Symbol	OCIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$226	2.07%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum International Fund (Class C) returned 18.68% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 24.91% and 25.58%, respectively.
Acadian Asset Management LLC (Acadian)
The Acadian portion of the Fund outperformed the MSCI ACWI ex USA Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
At the country level, the primary drivers of outperformance versus the benchmark in the Acadian portion of the Fund included stock selection in the UK and Switzerland, as well as an overweight position in South Korea.
At the sector level, the primary drivers of outperformance during the reporting period included stock selection in financials and communication services, and a combination of stock selection and an overweight position in healthcare.
Top detractors from performance:
At the country level, the primary detractors from performance versus the benchmark in the Acadian portion of the Fund included stock selection in Israel, Taiwan, and the Netherlands.
At the sector level, detractors included stock selection in information technology and industrials, and a combination of stock selection and an underweight position in utilities.
Baillie Gifford Overseas Limited (Baillie Gifford)
The Baillie Gifford portion of the Fund underperformed the MSCI ACWI ex USA Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
The strongest-performing sectors were technology and semiconductors, where overweight positions supported performance in the Baillie Gifford portion of the Fund.
Companies that were exposed to structural growth drivers, particularly in semiconductors, contributed over the reporting period.
The top contributors to performance in the Baillie Gifford portion of the Fund were Samsung Electronics Co. Ltd. and Taiwan Semiconductor Manufacturing Co. Ltd. Both companies benefited from sustained demand linked to artificial intelligence (AI) and continued technological advancement, supported by their scale, innovation, and strong competitive positions.
Holdings within materials and mining also contributed to performance in the Baillie Gifford portion of the Fund – notably Rio Tinto Ltd. and Lundin Mining Corp. – where rising demand for metals and resources supported returns. Petrobras ADR in energy and B3 SA in Brazilian market infrastructure also added to performance, benefiting from improving macroeconomic conditions in their respective markets.
Top detractors from performance:
The weakest-performing sectors included software and banks. The Baillie Gifford portion of the Fund was underweight in banks and the sector performed well. Software underperformance was largely driven by AI disruption fears.
The top detractors in the Baillie Gifford portion of the Fund were broad-based but concentrated in areas where valuation pressure was most acute, particularly within internet platforms and software, which fell amid fears of AI-driven disruption.
The largest individual detractors in the Baillie Gifford portion of the Fund were MercadoLibre Inc. and Scout24 SE. Their share prices pulled back despite continued business progress, reflecting a broader de-rating of growth-oriented names during the reporting period.
Elsewhere, select financial holdings including HDFC Bank Ltd., Deutsche Boerse ADR, and Kaspi.KZ JSC ADR also weighed on returns in the Baillie Gifford portion of the Fund. Not owning shares of SK Hynix Inc., which rose sharply on the back of AI-related memory demand, was a further headwind relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Optimum International Fund (Class C) – including sales charge	17.68%	3.53%	6.45%
Optimum International Fund (Class C) – excluding sales charge	18.68%	3.53%	6.45%
MSCI ACWI ex USA Index (net)	24.91%	7.02%	8.38%
MSCI ACWI ex USA Index (gross)	25.58%	7.56%	8.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 1,040,527,952
Holdings Count | Holding	653	[8]
Advisory Fees Paid, Amount	$ 7,170,719
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,040,527,952
Total number of portfolio holdings*	653
Total advisory fees paid (during reporting period)	$7,170,719
Portfolio turnover rate	75%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	11.40%
Japan	10.93%
Taiwan	9.30%
Netherlands	5.77%
South Korea	5.75%
Canada	5.69%
Switzerland	4.87%
United States	4.23%
France	3.88%
Germany	3.27%

Sector allocation*
Financials	24.32%
Information Technology	22.04%
Industrials	11.67%
Materials	8.70%
Healthcare	8.19%
Energy	6.51%
Communication Services	6.06%
Consumer Discretionary	5.80%
Consumer Staples	3.84%
Utilities	1.00%
Real Estate	0.60%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.39%
Samsung Electronics	3.18%
Roche Holding	2.38%
Novartis	1.73%
Tencent Holdings	1.47%
Rio Tinto	1.26%
Deutsche Boerse	1.22%
MediaTek	1.21%
ABB	1.18%
B3 - Brasil Bolsa Balcao	1.08%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.39%
Samsung Electronics	3.18%
Roche Holding	2.38%
Novartis	1.73%
Tencent Holdings	1.47%
Rio Tinto	1.26%
Deutsche Boerse	1.22%
MediaTek	1.21%
ABB	1.18%
B3 - Brasil Bolsa Balcao	1.08%

Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Mar. 12, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through March 12, 2026.

C000006450 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum International Fund
Class Name	Institutional Class
Trading Symbol	OIIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$118	1.07%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum International Fund (Institutional Class) returned 19.88% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 24.91% and 25.58%, respectively.
Acadian Asset Management LLC (Acadian)
The Acadian portion of the Fund outperformed the MSCI ACWI ex USA Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
At the country level, the primary drivers of outperformance versus the benchmark in the Acadian portion of the Fund included stock selection in the UK and Switzerland, as well as an overweight position in South Korea.
At the sector level, the primary drivers of outperformance during the reporting period included stock selection in financials and communication services, and a combination of stock selection and an overweight position in healthcare.
Top detractors from performance:
At the country level, the primary detractors from performance versus the benchmark in the Acadian portion of the Fund included stock selection in Israel, Taiwan, and the Netherlands.
At the sector level, detractors included stock selection in information technology and industrials, and a combination of stock selection and an underweight position in utilities.
Baillie Gifford Overseas Limited (Baillie Gifford)
The Baillie Gifford portion of the Fund underperformed the MSCI ACWI ex USA Index during the reporting period (on a gross of fees basis).
Top contributors to performance:
The strongest-performing sectors were technology and semiconductors, where overweight positions supported performance in the Baillie Gifford portion of the Fund.
Companies that were exposed to structural growth drivers, particularly in semiconductors, contributed over the reporting period.
The top contributors to performance in the Baillie Gifford portion of the Fund were Samsung Electronics Co. Ltd. and Taiwan Semiconductor Manufacturing Co. Ltd. Both companies benefited from sustained demand linked to artificial intelligence (AI) and continued technological advancement, supported by their scale, innovation, and strong competitive positions.
Holdings within materials and mining also contributed to performance in the Baillie Gifford portion of the Fund – notably Rio Tinto Ltd. and Lundin Mining Corp. – where rising demand for metals and resources supported returns. Petrobras ADR in energy and B3 SA in Brazilian market infrastructure also added to performance, benefiting from improving macroeconomic conditions in their respective markets.
Top detractors from performance:
The weakest-performing sectors included software and banks. The Baillie Gifford portion of the Fund was underweight in banks and the sector performed well. Software underperformance was largely driven by AI disruption fears.
The top detractors in the Baillie Gifford portion of the Fund were broad-based but concentrated in areas where valuation pressure was most acute, particularly within internet platforms and software, which fell amid fears of AI-driven disruption.
The largest individual detractors in the Baillie Gifford portion of the Fund were MercadoLibre Inc. and Scout24 SE. Their share prices pulled back despite continued business progress, reflecting a broader de-rating of growth-oriented names during the reporting period.
Elsewhere, select financial holdings including HDFC Bank Ltd., Deutsche Boerse ADR, and Kaspi.KZ JSC ADR also weighed on returns in the Baillie Gifford portion of the Fund. Not owning shares of SK Hynix Inc., which rose sharply on the back of AI-related memory demand, was a further headwind relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Optimum International Fund (Institutional Class) – including sales charge	19.88%	4.58%	7.52%
Optimum International Fund (Institutional Class) – excluding sales charge	19.88%	4.58%	7.52%
MSCI ACWI ex USA Index (net)	24.91%	7.02%	8.38%
MSCI ACWI ex USA Index (gross)	25.58%	7.56%	8.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 1,040,527,952
Holdings Count | Holding	653	[9]
Advisory Fees Paid, Amount	$ 7,170,719
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,040,527,952
Total number of portfolio holdings*	653
Total advisory fees paid (during reporting period)	$7,170,719
Portfolio turnover rate	75%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	11.40%
Japan	10.93%
Taiwan	9.30%
Netherlands	5.77%
South Korea	5.75%
Canada	5.69%
Switzerland	4.87%
United States	4.23%
France	3.88%
Germany	3.27%

Sector allocation*
Financials	24.32%
Information Technology	22.04%
Industrials	11.67%
Materials	8.70%
Healthcare	8.19%
Energy	6.51%
Communication Services	6.06%
Consumer Discretionary	5.80%
Consumer Staples	3.84%
Utilities	1.00%
Real Estate	0.60%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.39%
Samsung Electronics	3.18%
Roche Holding	2.38%
Novartis	1.73%
Tencent Holdings	1.47%
Rio Tinto	1.26%
Deutsche Boerse	1.22%
MediaTek	1.21%
ABB	1.18%
B3 - Brasil Bolsa Balcao	1.08%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	5.39%
Samsung Electronics	3.18%
Roche Holding	2.38%
Novartis	1.73%
Tencent Holdings	1.47%
Rio Tinto	1.26%
Deutsche Boerse	1.22%
MediaTek	1.21%
ABB	1.18%
B3 - Brasil Bolsa Balcao	1.08%

Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Mar. 12, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through March 12, 2026.

C000006454 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	OILGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Large Cap Growth Fund (Institutional Class) returned 18.68% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 17.74%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 18.81%.
American Century Investment Management Inc. (American Century)
The American Century portion of the Fund underperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
Positioning in the communication services sector (interactive media and services) contributed to performance in the American Century portion of the Fund. A notable contributor in the sector was an overweight to Alphabet Inc., a leading search, cloud, and artificial intelligence (AI) model provider.
Stock selection in industrials was also a contributor relative to the benchmark. It was beneficial to be underrepresented in professional services stocks, many of which underperformed amid worries about the effect of AI on businesses in the sector. Stock choices among companies within building products were other sources of relative strength.
Top detractors from performance:
Stock selection in the information technology sector (software) detracted from performance in the American Century portion of the Fund. Concerns about the potential for AI to either replace or reduce the products and profits of software-as-a-service (SaaS) companies weighed on the industry. Oracle Corp., Zscaler Inc., DocuSign Inc., and Salesforce Inc. were notable detractors in this space.
Positioning in the healthcare sector (healthcare providers and services) also detracted from performance during the reporting period. Select stocks in this space suffered from regulatory and funding concerns amid high utilization and cuts to Medicare. UnitedHealth Group Inc. was a notable detractor from relative results. The stock fell as the company lowered its revenue outlook and underwent a management change.
Los Angeles Capital Management LLC (Los Angeles Capital)
The Los Angeles Capital portion of the Fund outperformed the benchmark, during the reporting period (on a gross of fees basis).
Top contributors to performance:
A preference for companies with favorable analyst sentiment, as well as attractive valuations relative to both cash flows and balance sheets added to performance in the Los Angeles Capital portion of the Fund.
An overweight to growth companies with strong fundamental momentum contributed to performance, while exposure to higher-quality companies further added to performance in the Los Angeles Capital portion of the Fund.
The technology and basic material sectors contributed to performance, driven by exposure to AngloGold Ashanti PLC and Amphenol Corp., which performed strongly over the reporting period and exhibited the fundamental characteristics that investors favored.
Top detractors from performance:
Los Angeles Capital’s underweight to stocks with momentum that was not backed up by fundamentals detracted from returns, as more speculative behavior was rewarded over the reporting period, in Los Angeles Capital's opinion.
A tilt towards smaller market capitalization companies detracted from performance in the Los Angeles Capital portion of the Fund as investors rewarded larger peers, while a tilt toward stocks with higher price volatility modestly held back returns.
The consumer cyclical and communication service sectors detracted from performance in the Los Angeles Capital portion of the Fund, primarily due to average underweight positions in Tesla Inc. and Alphabet Inc. Both companies demonstrated elevated valuations in a market that favored firms offering greater potential for near-term earnings.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Optimum Large Cap Growth Fund (Institutional Class) – including sales charge	18.68%	8.73%	14.01%
Optimum Large Cap Growth Fund (Institutional Class) – excluding sales charge	18.68%	8.73%	14.01%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 1,694,631,874
Holdings Count | Holding	131	[10]
Advisory Fees Paid, Amount	$ 13,117,624
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,694,631,874
Total number of portfolio holdings*	131
Total advisory fees paid (during reporting period)	$13,117,624
Portfolio turnover rate	79%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	49.08%
Communication Services	13.31%
Consumer Discretionary	10.48%
Healthcare	8.46%
Industrials	7.04%
Financials	6.77%
Consumer Staples	1.89%
Energy	1.25%
Materials	0.88%
Utilities	0.38%

Top 10 equity holdings
NVIDIA	14.50%
Apple	10.47%
Microsoft	7.14%
Amazon.com	4.53%
Alphabet Class A	4.31%
Broadcom	3.95%
Alphabet Class C	3.63%
Meta Platforms Class A	3.08%
Tesla	2.88%
Eli Lilly & Co.	2.31%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	14.50%
Apple	10.47%
Microsoft	7.14%
Amazon.com	4.53%
Alphabet Class A	4.31%
Broadcom	3.95%
Alphabet Class C	3.63%
Meta Platforms Class A	3.08%
Tesla	2.88%
Eli Lilly & Co.	2.31%

Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Mar. 12, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through March 12, 2026.

C000006453 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Growth Fund
Class Name	Class C
Trading Symbol	OCLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	1.95%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Large Cap Growth Fund (Class C) returned 17.42% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 17.74%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 18.81%.
American Century Investment Management Inc. (American Century)
The American Century portion of the Fund underperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
Positioning in the communication services sector (interactive media and services) contributed to performance in the American Century portion of the Fund. A notable contributor in the sector was an overweight to Alphabet Inc., a leading search, cloud, and artificial intelligence (AI) model provider.
Stock selection in industrials was also a contributor relative to the benchmark. It was beneficial to be underrepresented in professional services stocks, many of which underperformed amid worries about the effect of AI on businesses in the sector. Stock choices among companies within building products were other sources of relative strength.
Top detractors from performance:
Stock selection in the information technology sector (software) detracted from performance in the American Century portion of the Fund. Concerns about the potential for AI to either replace or reduce the products and profits of software-as-a-service (SaaS) companies weighed on the industry. Oracle Corp., Zscaler Inc., DocuSign Inc., and Salesforce Inc. were notable detractors in this space.
Positioning in the healthcare sector (healthcare providers and services) also detracted from performance during the reporting period. Select stocks in this space suffered from regulatory and funding concerns amid high utilization and cuts to Medicare. UnitedHealth Group Inc. was a notable detractor from relative results. The stock fell as the company lowered its revenue outlook and underwent a management change.
Los Angeles Capital Management LLC (Los Angeles Capital)
The Los Angeles Capital portion of the Fund outperformed the benchmark, during the reporting period (on a gross of fees basis).
Top contributors to performance:
A preference for companies with favorable analyst sentiment, as well as attractive valuations relative to both cash flows and balance sheets added to performance in the Los Angeles Capital portion of the Fund.
An overweight to growth companies with strong fundamental momentum contributed to performance, while exposure to higher-quality companies further added to performance in the Los Angeles Capital portion of the Fund.
The technology and basic material sectors contributed to performance, driven by exposure to AngloGold Ashanti PLC and Amphenol Corp., which performed strongly over the reporting period and exhibited the fundamental characteristics that investors favored.
Top detractors from performance:
Los Angeles Capital’s underweight to stocks with momentum that was not backed up by fundamentals detracted from returns, as more speculative behavior was rewarded over the reporting period, in Los Angeles Capital's opinion.
A tilt towards smaller market capitalization companies detracted from performance in the Los Angeles Capital portion of the Fund as investors rewarded larger peers, while a tilt toward stocks with higher price volatility modestly held back returns.
The consumer cyclical and communication service sectors detracted from performance in the Los Angeles Capital portion of the Fund, primarily due to average underweight positions in Tesla Inc. and Alphabet Inc. Both companies demonstrated elevated valuations in a market that favored firms offering greater potential for near-term earnings.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Optimum Large Cap Growth Fund (Class C) – including sales charge	16.51%	7.62%	12.86%
Optimum Large Cap Growth Fund (Class C) – excluding sales charge	17.42%	7.62%	12.86%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 1,694,631,874
Holdings Count | Holding	131	[11]
Advisory Fees Paid, Amount	$ 13,117,624
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,694,631,874
Total number of portfolio holdings*	131
Total advisory fees paid (during reporting period)	$13,117,624
Portfolio turnover rate	79%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	49.08%
Communication Services	13.31%
Consumer Discretionary	10.48%
Healthcare	8.46%
Industrials	7.04%
Financials	6.77%
Consumer Staples	1.89%
Energy	1.25%
Materials	0.88%
Utilities	0.38%

Top 10 equity holdings
NVIDIA	14.50%
Apple	10.47%
Microsoft	7.14%
Amazon.com	4.53%
Alphabet Class A	4.31%
Broadcom	3.95%
Alphabet Class C	3.63%
Meta Platforms Class A	3.08%
Tesla	2.88%
Eli Lilly & Co.	2.31%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	14.50%
Apple	10.47%
Microsoft	7.14%
Amazon.com	4.53%
Alphabet Class A	4.31%
Broadcom	3.95%
Alphabet Class C	3.63%
Meta Platforms Class A	3.08%
Tesla	2.88%
Eli Lilly & Co.	2.31%

Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Mar. 12, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through March 12, 2026.

C000006451 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Growth Fund
Class Name	Class A
Trading Symbol	OALGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.20%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Large Cap Growth Fund (Class A) returned 18.36% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 17.74%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 18.81%.
American Century Investment Management Inc. (American Century)
The American Century portion of the Fund underperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
Positioning in the communication services sector (interactive media and services) contributed to performance in the American Century portion of the Fund. A notable contributor in the sector was an overweight to Alphabet Inc., a leading search, cloud, and artificial intelligence (AI) model provider.
Stock selection in industrials was also a contributor relative to the benchmark. It was beneficial to be underrepresented in professional services stocks, many of which underperformed amid worries about the effect of AI on businesses in the sector. Stock choices among companies within building products were other sources of relative strength.
Top detractors from performance:
Stock selection in the information technology sector (software) detracted from performance in the American Century portion of the Fund. Concerns about the potential for AI to either replace or reduce the products and profits of software-as-a-service (SaaS) companies weighed on the industry. Oracle Corp., Zscaler Inc., DocuSign Inc., and Salesforce Inc. were notable detractors in this space.
Positioning in the healthcare sector (healthcare providers and services) also detracted from performance during the reporting period. Select stocks in this space suffered from regulatory and funding concerns amid high utilization and cuts to Medicare. UnitedHealth Group Inc. was a notable detractor from relative results. The stock fell as the company lowered its revenue outlook and underwent a management change.
Los Angeles Capital Management LLC (Los Angeles Capital)
The Los Angeles Capital portion of the Fund outperformed the benchmark, during the reporting period (on a gross of fees basis).
Top contributors to performance:
A preference for companies with favorable analyst sentiment, as well as attractive valuations relative to both cash flows and balance sheets added to performance in the Los Angeles Capital portion of the Fund.
An overweight to growth companies with strong fundamental momentum contributed to performance, while exposure to higher-quality companies further added to performance in the Los Angeles Capital portion of the Fund.
The technology and basic material sectors contributed to performance, driven by exposure to AngloGold Ashanti PLC and Amphenol Corp., which performed strongly over the reporting period and exhibited the fundamental characteristics that investors favored.
Top detractors from performance:
Los Angeles Capital’s underweight to stocks with momentum that was not backed up by fundamentals detracted from returns, as more speculative behavior was rewarded over the reporting period, in Los Angeles Capital's opinion.
A tilt towards smaller market capitalization companies detracted from performance in the Los Angeles Capital portion of the Fund as investors rewarded larger peers, while a tilt toward stocks with higher price volatility modestly held back returns.
The consumer cyclical and communication service sectors detracted from performance in the Los Angeles Capital portion of the Fund, primarily due to average underweight positions in Tesla Inc. and Alphabet Inc. Both companies demonstrated elevated valuations in a market that favored firms offering greater potential for near-term earnings.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Optimum Large Cap Growth Fund (Class A) – including sales charge	11.54%	7.18%	13.05%
Optimum Large Cap Growth Fund (Class A) – excluding sales charge	18.36%	8.45%	13.72%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 1,694,631,874
Holdings Count | Holding	131	[12]
Advisory Fees Paid, Amount	$ 13,117,624
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,694,631,874
Total number of portfolio holdings*	131
Total advisory fees paid (during reporting period)	$13,117,624
Portfolio turnover rate	79%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	49.08%
Communication Services	13.31%
Consumer Discretionary	10.48%
Healthcare	8.46%
Industrials	7.04%
Financials	6.77%
Consumer Staples	1.89%
Energy	1.25%
Materials	0.88%
Utilities	0.38%

Top 10 equity holdings
NVIDIA	14.50%
Apple	10.47%
Microsoft	7.14%
Amazon.com	4.53%
Alphabet Class A	4.31%
Broadcom	3.95%
Alphabet Class C	3.63%
Meta Platforms Class A	3.08%
Tesla	2.88%
Eli Lilly & Co.	2.31%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	14.50%
Apple	10.47%
Microsoft	7.14%
Amazon.com	4.53%
Alphabet Class A	4.31%
Broadcom	3.95%
Alphabet Class C	3.63%
Meta Platforms Class A	3.08%
Tesla	2.88%
Eli Lilly & Co.	2.31%

Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Mar. 12, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through March 12, 2026.

C000006455 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Value Fund
Class Name	Class A
Trading Symbol	OALVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.17%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Large Cap Value Fund (Class A) returned 12.71% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 17.74%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index (benchmark), returned 15.87%.
Massachusetts Financial Services Company (MFS)
The MFS portion of the Fund underperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
A combination of security selection and an underweight allocation to the consumer discretionary and real estate sectors helped relative performance in the MFS portion of the Fund.
Stock selection in the healthcare sector contributed to relative returns during the reporting period.
Not owning shares of UnitedHealth Group Inc. and Berkshire Hathaway Inc. contributed to performance in the MFS portion of the Fund. Holding shares of KLA Corp. was also a contributor, as demand for semiconductor inspection and process control tools was supported by continued artificial intelligence (AI) adoption and advanced packaging complexity. Not owning UnitedHealth Group in the MFS portion of the Fund contributed to performance as its share price traded lower on reports of an investigation by the US Department of Justice (DOJ) into claims of fraud in its Medicare Advantage program. Additionally, news that CEO Andrew Witty was stepping down for personal reasons weighed on the stock. Not owning shares of insurance and investment firm Berkshire Hathaway bolstered relative returns as the company reported lower-than-expected earnings during the reporting period, primarily due to lower investment income.
Top detractors from performance:
A combination of security selection and an underweight allocation to the information technology sector weakened relative performance in the MFS portion of the Fund.
A combination of an overweight allocation and security selection within the financials sector further detracted from relative returns during the reporting period.
Stock selection within the industrials, consumer staples, and utilities sectors held back relative results in the MFS portion of the Fund.
An overweight holding of Progressive Corp. hindered results. Despite policy growth momentum, competitive pricing pressures and higher operating expenses constrained profitability improvement for Progressive. Holding shares of Cigna Group detracted from performance despite growth in its specialty and pharmacy benefit management (PBM) business, as elevated cost trends pressured margins. Not owning shares of Alphabet Inc. detracted from performance during the reporting period. Shares of Alphabet appreciated as the DOJ settlement removed the largest overhang on the stock. Additionally, the company delivered stronger-than-expected financial results driven by robust advertising demand and continued leadership in search technology. Alphabet also successfully integrated AI tools that enhanced advertising efficiency and monetization, while maintaining a competitive advantage over emerging rivals.
Great Lakes Advisors, LLC (Great Lakes)
The Great Lakes portion of the Fund outperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
Sector allocation added to relative performance in the Great Lakes portion of the Fund, driven by an underweight in commercial services and consumer staples stocks, and an overweight position in manufacturing stocks.
While stock selection in the Great Lakes portion of the Fund was neutral to relative performance, value was added in the technology, transportation, manufacturing, and financial services sectors.
Notable individual contributors to performance in the Great Lakes portion of the Fund for the reporting period included: Micron Technology Inc., a global manufacturer of memory chips that benefited from a supply/demand imbalance that supported strong pricing; Quanta Services Inc., an engineering and construction company that benefited from unprecedented investments in power generation and transmission by utilities; and Broadcom Inc., a semiconductor solutions company that benefited from accelerating custom silicon demand.
Top detractors from performance:
Stock selection was particularly weak in Great Lakes’ holdings within the healthcare sector, as evidenced by disappointing results from Boston Scientific Corp., a medical-device manufacturer that lowered its growth outlook, and UnitedHealth Group Inc., the largest health insurance provider in the US, whose stock came under broad pressure due to financial, regulatory, and operational issues.
Overweight positions in healthcare and consumer services stocks detracted from performance in the Great Lakes portion of the Fund during the reporting period.
Relative performance in the Great Lakes portion of the Fund was hurt by not owning or being underweight certain individual stocks in the benchmark that outperformed, which included Johnson & Johnson, Caterpillar Inc., Walmart Inc., and Intel Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Optimum Large Cap Value Fund (Class A) – including sales charge	6.22%	7.70%	9.27%
Optimum Large Cap Value Fund (Class A) – excluding sales charge	12.71%	8.98%	9.91%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2025
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 1,755,223,446
Holdings Count | Holding	123	[13]
Advisory Fees Paid, Amount	$ 11,882,867
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,755,223,446
Total number of portfolio holdings*	123
Total advisory fees paid (during reporting period)	$11,882,867
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	24.29%
Industrials	17.33%
Healthcare	13.39%
Information Technology	8.88%
Energy	7.75%
Utilities	5.94%
Consumer Discretionary	5.80%
Communication Services	4.84%
Consumer Staples	4.22%
Materials	3.47%
Real Estate	2.72%

Top 10 equity holdings
JPMorgan Chase & Co.	4.16%
Exxon Mobil	2.87%
RTX	2.62%
ConocoPhillips	1.93%
Alphabet Class A	1.88%
Lowe's	1.68%
Blackrock	1.68%
Duke Energy	1.67%
Travelers	1.67%
Boeing	1.60%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]	Top 10 equity holdings
JPMorgan Chase & Co.	4.16%
Exxon Mobil	2.87%
RTX	2.62%
ConocoPhillips	1.93%
Alphabet Class A	1.88%
Lowe's	1.68%
Blackrock	1.68%
Duke Energy	1.67%
Travelers	1.67%
Boeing	1.60%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2025, the Fund introduced a revised fee waiver for Class A shares of 0.93% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 31, 2025, the Fund introduced a revised fee waiver for Class A shares of 0.93% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Mar. 12, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through March 12, 2026.

C000006457 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Value Fund
Class Name	Class C
Trading Symbol	OCLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.92%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Large Cap Value Fund (Class C) returned 11.82% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 17.74%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index (benchmark), returned 15.87%.
Massachusetts Financial Services Company (MFS)
The MFS portion of the Fund underperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
A combination of security selection and an underweight allocation to the consumer discretionary and real estate sectors helped relative performance in the MFS portion of the Fund.
Stock selection in the healthcare sector contributed to relative returns during the reporting period.
Not owning shares of UnitedHealth Group Inc. and Berkshire Hathaway Inc. contributed to performance in the MFS portion of the Fund. Holding shares of KLA Corp. was also a contributor, as demand for semiconductor inspection and process control tools was supported by continued artificial intelligence (AI) adoption and advanced packaging complexity. Not owning UnitedHealth Group in the MFS portion of the Fund contributed to performance as its share price traded lower on reports of an investigation by the US Department of Justice (DOJ) into claims of fraud in its Medicare Advantage program. Additionally, news that CEO Andrew Witty was stepping down for personal reasons weighed on the stock. Not owning shares of insurance and investment firm Berkshire Hathaway bolstered relative returns as the company reported lower-than-expected earnings during the reporting period, primarily due to lower investment income.
Top detractors from performance:
A combination of security selection and an underweight allocation to the information technology sector weakened relative performance in the MFS portion of the Fund.
A combination of an overweight allocation and security selection within the financials sector further detracted from relative returns during the reporting period.
Stock selection within the industrials, consumer staples, and utilities sectors held back relative results in the MFS portion of the Fund.
An overweight holding of Progressive Corp. hindered results. Despite policy growth momentum, competitive pricing pressures and higher operating expenses constrained profitability improvement for Progressive. Holding shares of Cigna Group detracted from performance despite growth in its specialty and pharmacy benefit management (PBM) business, as elevated cost trends pressured margins. Not owning shares of Alphabet Inc. detracted from performance during the reporting period. Shares of Alphabet appreciated as the DOJ settlement removed the largest overhang on the stock. Additionally, the company delivered stronger-than-expected financial results driven by robust advertising demand and continued leadership in search technology. Alphabet also successfully integrated AI tools that enhanced advertising efficiency and monetization, while maintaining a competitive advantage over emerging rivals.
Great Lakes Advisors, LLC (Great Lakes)
The Great Lakes portion of the Fund outperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
Sector allocation added to relative performance in the Great Lakes portion of the Fund, driven by an underweight in commercial services and consumer staples stocks, and an overweight position in manufacturing stocks.
While stock selection in the Great Lakes portion of the Fund was neutral to relative performance, value was added in the technology, transportation, manufacturing, and financial services sectors.
Notable individual contributors to performance in the Great Lakes portion of the Fund for the reporting period included: Micron Technology Inc., a global manufacturer of memory chips that benefited from a supply/demand imbalance that supported strong pricing; Quanta Services Inc., an engineering and construction company that benefited from unprecedented investments in power generation and transmission by utilities; and Broadcom Inc., a semiconductor solutions company that benefited from accelerating custom silicon demand.
Top detractors from performance:
Stock selection was particularly weak in Great Lakes’ holdings within the healthcare sector, as evidenced by disappointing results from Boston Scientific Corp., a medical-device manufacturer that lowered its growth outlook, and UnitedHealth Group Inc., the largest health insurance provider in the US, whose stock came under broad pressure due to financial, regulatory, and operational issues.
Overweight positions in healthcare and consumer services stocks detracted from performance in the Great Lakes portion of the Fund during the reporting period.
Relative performance in the Great Lakes portion of the Fund was hurt by not owning or being underweight certain individual stocks in the benchmark that outperformed, which included Johnson & Johnson, Caterpillar Inc., Walmart Inc., and Intel Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Optimum Large Cap Value Fund (Class C) – including sales charge	10.82%	8.16%	9.08%
Optimum Large Cap Value Fund (Class C) – excluding sales charge	11.82%	8.16%	9.08%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2025
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 1,755,223,446
Holdings Count | Holding	123	[14]
Advisory Fees Paid, Amount	$ 11,882,867
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,755,223,446
Total number of portfolio holdings*	123
Total advisory fees paid (during reporting period)	$11,882,867
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	24.29%
Industrials	17.33%
Healthcare	13.39%
Information Technology	8.88%
Energy	7.75%
Utilities	5.94%
Consumer Discretionary	5.80%
Communication Services	4.84%
Consumer Staples	4.22%
Materials	3.47%
Real Estate	2.72%

Top 10 equity holdings
JPMorgan Chase & Co.	4.16%
Exxon Mobil	2.87%
RTX	2.62%
ConocoPhillips	1.93%
Alphabet Class A	1.88%
Lowe's	1.68%
Blackrock	1.68%
Duke Energy	1.67%
Travelers	1.67%
Boeing	1.60%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]	Top 10 equity holdings
JPMorgan Chase & Co.	4.16%
Exxon Mobil	2.87%
RTX	2.62%
ConocoPhillips	1.93%
Alphabet Class A	1.88%
Lowe's	1.68%
Blackrock	1.68%
Duke Energy	1.67%
Travelers	1.67%
Boeing	1.60%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2025, the Fund introduced a revised fee waiver for Class C shares of 0.93% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 31, 2025, the Fund introduced a revised fee waiver for Class C shares of 0.93% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Mar. 12, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through March 12, 2026.

C000006458 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	OILVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.92%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Large Cap Value Fund (Institutional Class) returned 12.93% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 17.74%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index (benchmark), returned 15.87%.
Massachusetts Financial Services Company (MFS)
The MFS portion of the Fund underperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
A combination of security selection and an underweight allocation to the consumer discretionary and real estate sectors helped relative performance in the MFS portion of the Fund.
Stock selection in the healthcare sector contributed to relative returns during the reporting period.
Not owning shares of UnitedHealth Group Inc. and Berkshire Hathaway Inc. contributed to performance in the MFS portion of the Fund. Holding shares of KLA Corp. was also a contributor, as demand for semiconductor inspection and process control tools was supported by continued artificial intelligence (AI) adoption and advanced packaging complexity. Not owning UnitedHealth Group in the MFS portion of the Fund contributed to performance as its share price traded lower on reports of an investigation by the US Department of Justice (DOJ) into claims of fraud in its Medicare Advantage program. Additionally, news that CEO Andrew Witty was stepping down for personal reasons weighed on the stock. Not owning shares of insurance and investment firm Berkshire Hathaway bolstered relative returns as the company reported lower-than-expected earnings during the reporting period, primarily due to lower investment income.
Top detractors from performance:
A combination of security selection and an underweight allocation to the information technology sector weakened relative performance in the MFS portion of the Fund.
A combination of an overweight allocation and security selection within the financials sector further detracted from relative returns during the reporting period.
Stock selection within the industrials, consumer staples, and utilities sectors held back relative results in the MFS portion of the Fund.
An overweight holding of Progressive Corp. hindered results. Despite policy growth momentum, competitive pricing pressures and higher operating expenses constrained profitability improvement for Progressive. Holding shares of Cigna Group detracted from performance despite growth in its specialty and pharmacy benefit management (PBM) business, as elevated cost trends pressured margins. Not owning shares of Alphabet Inc. detracted from performance during the reporting period. Shares of Alphabet appreciated as the DOJ settlement removed the largest overhang on the stock. Additionally, the company delivered stronger-than-expected financial results driven by robust advertising demand and continued leadership in search technology. Alphabet also successfully integrated AI tools that enhanced advertising efficiency and monetization, while maintaining a competitive advantage over emerging rivals.
Great Lakes Advisors, LLC (Great Lakes)
The Great Lakes portion of the Fund outperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
Sector allocation added to relative performance in the Great Lakes portion of the Fund, driven by an underweight in commercial services and consumer staples stocks, and an overweight position in manufacturing stocks.
While stock selection in the Great Lakes portion of the Fund was neutral to relative performance, value was added in the technology, transportation, manufacturing, and financial services sectors.
Notable individual contributors to performance in the Great Lakes portion of the Fund for the reporting period included: Micron Technology Inc., a global manufacturer of memory chips that benefited from a supply/demand imbalance that supported strong pricing; Quanta Services Inc., an engineering and construction company that benefited from unprecedented investments in power generation and transmission by utilities; and Broadcom Inc., a semiconductor solutions company that benefited from accelerating custom silicon demand.
Top detractors from performance:
Stock selection was particularly weak in Great Lakes’ holdings within the healthcare sector, as evidenced by disappointing results from Boston Scientific Corp., a medical-device manufacturer that lowered its growth outlook, and UnitedHealth Group Inc., the largest health insurance provider in the US, whose stock came under broad pressure due to financial, regulatory, and operational issues.
Overweight positions in healthcare and consumer services stocks detracted from performance in the Great Lakes portion of the Fund during the reporting period.
Relative performance in the Great Lakes portion of the Fund was hurt by not owning or being underweight certain individual stocks in the benchmark that outperformed, which included Johnson & Johnson, Caterpillar Inc., Walmart Inc., and Intel Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Optimum Large Cap Value Fund (Institutional Class) – including sales charge	12.93%	9.25%	10.18%
Optimum Large Cap Value Fund (Institutional Class) – excluding sales charge	12.93%	9.25%	10.18%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2025
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 1,755,223,446
Holdings Count | Holding	123	[15]
Advisory Fees Paid, Amount	$ 11,882,867
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,755,223,446
Total number of portfolio holdings*	123
Total advisory fees paid (during reporting period)	$11,882,867
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	24.29%
Industrials	17.33%
Healthcare	13.39%
Information Technology	8.88%
Energy	7.75%
Utilities	5.94%
Consumer Discretionary	5.80%
Communication Services	4.84%
Consumer Staples	4.22%
Materials	3.47%
Real Estate	2.72%

Top 10 equity holdings
JPMorgan Chase & Co.	4.16%
Exxon Mobil	2.87%
RTX	2.62%
ConocoPhillips	1.93%
Alphabet Class A	1.88%
Lowe's	1.68%
Blackrock	1.68%
Duke Energy	1.67%
Travelers	1.67%
Boeing	1.60%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]	Top 10 equity holdings
JPMorgan Chase & Co.	4.16%
Exxon Mobil	2.87%
RTX	2.62%
ConocoPhillips	1.93%
Alphabet Class A	1.88%
Lowe's	1.68%
Blackrock	1.68%
Duke Energy	1.67%
Travelers	1.67%
Boeing	1.60%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2025, the Fund introduced a revised fee waiver for Institutional Class shares of 0.93% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective July 31, 2025, the Fund introduced a revised fee waiver for Institutional Class shares of 0.93% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Mar. 12, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through March 12, 2026.

C000006462 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	OISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$132	1.21%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Small-Mid Cap Growth Fund (Institutional Class) returned 18.87% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 2500™ Growth Index, the Fund's narrowly based securities market index (benchmark), returned 19.31%.
Principal Global Investors, LLC (Principal)
The Principal portion of the Fund outperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
On a sector basis, relative performance was fairly broad, led by industrials and financials, with an underweight to healthcare also contributing to performance in the Principal portion of the Fund during the reporting period.
Within industrials, relative performance was driven primarily by stock selection, with a diverse set of secular drivers including artificial intelligence (AI), aerospace and defense, and transportation contributing to performance during the reporting period. Outperformance in financials was largely driven by stocks benefiting from strong customer growth that resulted from new products and services. Healthcare also contributed to performance in the Principal portion of the Fund, driven by an underweight to the sector.
Top detractors from performance:
Given the strong backdrop for small- and mid-capitalization equities, sectors that detracted from Principal’s portion of the Fund only acted as a partial offset to performance and was largely concentrated in sectors that represent smaller weightings within the benchmark. These sectors include materials, real estate, and communication services, which in total represented less than 5% of the portfolio in the Principal portion of the Fund.
Relative performance in the materials sector was hurt by both an underweight and stock selection, as a lack of exposure to the metals and mining industry, a beneficiary of recent geopolitical gyrations, detracted from performance in the Principal portion of the Fund during the reporting period. An underweight to real estate also detracted modestly in a sector where growth stories were scarce. Stock selection in communication services also weighed on performance during the reporting period.
Peregrine Capital Management, LLC (PCM)
The PCM portion of the Fund underperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
Stock selection in the information technology sector was the leading contributor to performance in the PCM portion of the Fund. Positive stock selection in communication equipment and semiconductor holdings drove performance, as they continued to benefit from robust AI-related capital expenditure spending and investment.
Favorable stock selection and an overweight position to the outperforming energy services industry group contributed to performance in the energy sector, driven by a rapid increase in energy prices during the reporting period.
Positive stock selection coupled with an underweight to the overall consumer discretionary sector also contributed to performance in the PCM portion of the Fund during the period.
Top detractors from performance:
Healthcare was the largest detractor from performance in the PCM portion of the Fund during the reporting period. This was driven by adverse stock selection and a structural underweight to biotechnology, which benefited from a market preference for companies that are not profitable and the more speculative areas of the market. Adverse stock selection in life sciences and healthcare technology also detracted from performance.
The industrials sector was also a detractor from performance during the reporting period, primarily driven by adverse stock selection in electrical equipment and construction and engineering industry groups.
Adverse stock selection in insurance and banks led to underperformance in financials in the PCM portion of the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Optimum Small-Mid Cap Growth Fund (Institutional Class) – including sales charge	18.87%	0.83%	11.53%
Optimum Small-Mid Cap Growth Fund (Institutional Class) – excluding sales charge	18.87%	0.83%	11.53%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2500 Growth Index	19.31%	1.75%	10.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2025
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 758,640,047
Holdings Count | Holding	185	[16]
Advisory Fees Paid, Amount	$ 6,378,031
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$758,640,047
Total number of portfolio holdings*	185
Total advisory fees paid (during reporting period)	$6,378,031
Portfolio turnover rate	152%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	26.87%
Information Technology	21.41%
Healthcare	19.17%
Consumer Discretionary	12.42%
Financials	10.02%
Energy	3.61%
Materials	2.17%
Consumer Staples	1.85%
Communication Services	0.93%

Top 10 equity holdings
MACOM Technology Solutions Holdings	1.82%
Knight-Swift Transportation Holdings	1.82%
Comfort Systems USA	1.52%
Cava Group	1.46%
Applied Industrial Technologies	1.37%
Permian Resources Class A	1.32%
Kirby	1.29%
Modine Manufacturing	1.29%
Forgent Power Solutions	1.27%
Akamai Technologies	1.25%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
MACOM Technology Solutions Holdings	1.82%
Knight-Swift Transportation Holdings	1.82%
Comfort Systems USA	1.52%
Cava Group	1.46%
Applied Industrial Technologies	1.37%
Permian Resources Class A	1.32%
Kirby	1.29%
Modine Manufacturing	1.29%
Forgent Power Solutions	1.27%
Akamai Technologies	1.25%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2025, the Fund introduced a revised fee waiver for Institutional Class shares of 1.19% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Institutional Class from 1.26% to 1.21%.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]
Effective July 31, 2025, the Fund introduced a revised fee waiver for Institutional Class shares of 1.19% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Institutional Class from 1.26% to 1.21%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Mar. 12, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through March 12, 2026.

C000006461 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	OCSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$240	2.21%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Small-Mid Cap Growth Fund (Class C) returned 17.59% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 2500™ Growth Index, the Fund's narrowly based securities market index (benchmark), returned 19.31%.
Principal Global Investors, LLC (Principal)
The Principal portion of the Fund outperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
On a sector basis, relative performance was fairly broad, led by industrials and financials, with an underweight to healthcare also contributing to performance in the Principal portion of the Fund during the reporting period.
Within industrials, relative performance was driven primarily by stock selection, with a diverse set of secular drivers including artificial intelligence (AI), aerospace and defense, and transportation contributing to performance during the reporting period. Outperformance in financials was largely driven by stocks benefiting from strong customer growth that resulted from new products and services. Healthcare also contributed to performance in the Principal portion of the Fund, driven by an underweight to the sector.
Top detractors from performance:
Given the strong backdrop for small- and mid-capitalization equities, sectors that detracted from Principal’s portion of the Fund only acted as a partial offset to performance and was largely concentrated in sectors that represent smaller weightings within the benchmark. These sectors include materials, real estate, and communication services, which in total represented less than 5% of the portfolio in the Principal portion of the Fund.
Relative performance in the materials sector was hurt by both an underweight and stock selection, as a lack of exposure to the metals and mining industry, a beneficiary of recent geopolitical gyrations, detracted from performance in the Principal portion of the Fund during the reporting period. An underweight to real estate also detracted modestly in a sector where growth stories were scarce. Stock selection in communication services also weighed on performance during the reporting period.
Peregrine Capital Management, LLC (PCM)
The PCM portion of the Fund underperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
Stock selection in the information technology sector was the leading contributor to performance in the PCM portion of the Fund. Positive stock selection in communication equipment and semiconductor holdings drove performance, as they continued to benefit from robust AI-related capital expenditure spending and investment.
Favorable stock selection and an overweight position to the outperforming energy services industry group contributed to performance in the energy sector, driven by a rapid increase in energy prices during the reporting period.
Positive stock selection coupled with an underweight to the overall consumer discretionary sector also contributed to performance in the PCM portion of the Fund during the period.
Top detractors from performance:
Healthcare was the largest detractor from performance in the PCM portion of the Fund during the reporting period. This was driven by adverse stock selection and a structural underweight to biotechnology, which benefited from a market preference for companies that are not profitable and the more speculative areas of the market. Adverse stock selection in life sciences and healthcare technology also detracted from performance.
The industrials sector was also a detractor from performance during the reporting period, primarily driven by adverse stock selection in electrical equipment and construction and engineering industry groups.
Adverse stock selection in insurance and banks led to underperformance in financials in the PCM portion of the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Optimum Small-Mid Cap Growth Fund (Class C) – including sales charge	16.59%	-0.18%	10.42%
Optimum Small-Mid Cap Growth Fund (Class C) – excluding sales charge	17.59%	-0.18%	10.42%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2500 Growth Index	19.31%	1.75%	10.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2025
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 758,640,047
Holdings Count | Holding	185	[17]
Advisory Fees Paid, Amount	$ 6,378,031
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$758,640,047
Total number of portfolio holdings*	185
Total advisory fees paid (during reporting period)	$6,378,031
Portfolio turnover rate	152%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	26.87%
Information Technology	21.41%
Healthcare	19.17%
Consumer Discretionary	12.42%
Financials	10.02%
Energy	3.61%
Materials	2.17%
Consumer Staples	1.85%
Communication Services	0.93%

Top 10 equity holdings
MACOM Technology Solutions Holdings	1.82%
Knight-Swift Transportation Holdings	1.82%
Comfort Systems USA	1.52%
Cava Group	1.46%
Applied Industrial Technologies	1.37%
Permian Resources Class A	1.32%
Kirby	1.29%
Modine Manufacturing	1.29%
Forgent Power Solutions	1.27%
Akamai Technologies	1.25%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
MACOM Technology Solutions Holdings	1.82%
Knight-Swift Transportation Holdings	1.82%
Comfort Systems USA	1.52%
Cava Group	1.46%
Applied Industrial Technologies	1.37%
Permian Resources Class A	1.32%
Kirby	1.29%
Modine Manufacturing	1.29%
Forgent Power Solutions	1.27%
Akamai Technologies	1.25%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2025, the Fund introduced a revised fee waiver for Class C shares of 1.19% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Class C from 2.26% to 2.21%.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]
Effective July 31, 2025, the Fund introduced a revised fee waiver for Class C shares of 1.19% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Class C from 2.26% to 2.21%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Mar. 12, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through March 12, 2026.

C000006459 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	OASGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$160	1.46%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Small-Mid Cap Growth Fund (Class A) returned 18.54% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 2500™ Growth Index, the Fund's narrowly based securities market index (benchmark), returned 19.31%.
Principal Global Investors, LLC (Principal)
The Principal portion of the Fund outperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
On a sector basis, relative performance was fairly broad, led by industrials and financials, with an underweight to healthcare also contributing to performance in the Principal portion of the Fund during the reporting period.
Within industrials, relative performance was driven primarily by stock selection, with a diverse set of secular drivers including artificial intelligence (AI), aerospace and defense, and transportation contributing to performance during the reporting period. Outperformance in financials was largely driven by stocks benefiting from strong customer growth that resulted from new products and services. Healthcare also contributed to performance in the Principal portion of the Fund, driven by an underweight to the sector.
Top detractors from performance:
Given the strong backdrop for small- and mid-capitalization equities, sectors that detracted from Principal’s portion of the Fund only acted as a partial offset to performance and was largely concentrated in sectors that represent smaller weightings within the benchmark. These sectors include materials, real estate, and communication services, which in total represented less than 5% of the portfolio in the Principal portion of the Fund.
Relative performance in the materials sector was hurt by both an underweight and stock selection, as a lack of exposure to the metals and mining industry, a beneficiary of recent geopolitical gyrations, detracted from performance in the Principal portion of the Fund during the reporting period. An underweight to real estate also detracted modestly in a sector where growth stories were scarce. Stock selection in communication services also weighed on performance during the reporting period.
Peregrine Capital Management, LLC (PCM)
The PCM portion of the Fund underperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
Stock selection in the information technology sector was the leading contributor to performance in the PCM portion of the Fund. Positive stock selection in communication equipment and semiconductor holdings drove performance, as they continued to benefit from robust AI-related capital expenditure spending and investment.
Favorable stock selection and an overweight position to the outperforming energy services industry group contributed to performance in the energy sector, driven by a rapid increase in energy prices during the reporting period.
Positive stock selection coupled with an underweight to the overall consumer discretionary sector also contributed to performance in the PCM portion of the Fund during the period.
Top detractors from performance:
Healthcare was the largest detractor from performance in the PCM portion of the Fund during the reporting period. This was driven by adverse stock selection and a structural underweight to biotechnology, which benefited from a market preference for companies that are not profitable and the more speculative areas of the market. Adverse stock selection in life sciences and healthcare technology also detracted from performance.
The industrials sector was also a detractor from performance during the reporting period, primarily driven by adverse stock selection in electrical equipment and construction and engineering industry groups.
Adverse stock selection in insurance and banks led to underperformance in financials in the PCM portion of the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Optimum Small-Mid Cap Growth Fund (Class A) – including sales charge	11.68%	-0.61%	10.60%
Optimum Small-Mid Cap Growth Fund (Class A) – excluding sales charge	18.54%	0.58%	11.26%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2500 Growth Index	19.31%	1.75%	10.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2025
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 758,640,047
Holdings Count | Holding	185	[18]
Advisory Fees Paid, Amount	$ 6,378,031
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$758,640,047
Total number of portfolio holdings*	185
Total advisory fees paid (during reporting period)	$6,378,031
Portfolio turnover rate	152%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	26.87%
Information Technology	21.41%
Healthcare	19.17%
Consumer Discretionary	12.42%
Financials	10.02%
Energy	3.61%
Materials	2.17%
Consumer Staples	1.85%
Communication Services	0.93%

Top 10 equity holdings
MACOM Technology Solutions Holdings	1.82%
Knight-Swift Transportation Holdings	1.82%
Comfort Systems USA	1.52%
Cava Group	1.46%
Applied Industrial Technologies	1.37%
Permian Resources Class A	1.32%
Kirby	1.29%
Modine Manufacturing	1.29%
Forgent Power Solutions	1.27%
Akamai Technologies	1.25%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
MACOM Technology Solutions Holdings	1.82%
Knight-Swift Transportation Holdings	1.82%
Comfort Systems USA	1.52%
Cava Group	1.46%
Applied Industrial Technologies	1.37%
Permian Resources Class A	1.32%
Kirby	1.29%
Modine Manufacturing	1.29%
Forgent Power Solutions	1.27%
Akamai Technologies	1.25%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2025, the Fund introduced a revised fee waiver for Class A shares of 1.19% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Class A from 1.51% to 1.46%.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]
Effective July 31, 2025, the Fund introduced a revised fee waiver for Class A shares of 1.19% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Class A from 1.51% to 1.46%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at optimummutualfunds.com/literature or upon request at 800 914‑0278, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 914‑0278
Updated Prospectus Web Address	optimummutualfunds.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Mar. 12, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through March 12, 2026.

C000006463 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Value Fund
Class Name	Class A
Trading Symbol	OASVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146	1.39%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Small-Mid Cap Value Fund (Class A) returned 10.58% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 2500™ Value Index, the Fund's narrowly based securities market index (benchmark), returned 25.43%.
LSV Asset Management (LSV)
The LSV portion of the Fund underperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
Sector allocations, which are controlled at +/-5% relative to the benchmark for the LSV portion of the Fund, had a slightly positive effect primarily due to a relative underweight to the real estate sector.
Stock selection was strong in the consumer discretionary sector. The top contributor was Tapestry Inc., a luxury fashion holding company whose brands, specifically Coach and Kate Spade, performed well during the reporting period. The second largest contributor to performance in the LSV portion of the Fund was NRG Energy Inc., which benefited from increased demand for electricity for artificial intelligence (AI) data centers.
Top detractors from performance:
The deeper value positioning of the LSV portion of the Fund relative to the benchmark detracted from performance across valuation metrics during the reporting period.
There continued to be an outsized rally in unprofitable companies which have a sizeable weight in the benchmark and which LSV does not own in its portion of the Fund.
Stock selection was particularly weak in the technology sector where not holding Sandisk Corp., Ciena Corp., and Lumentum Holdings Inc. collectively detracted more than 4 percentage points from relative performance in the LSV portion of the Fund as these stocks posted notably strong returns during the reporting period. These companies all surged due to increased AI investment and growth expectations. Non-exposure to Robinhood Markets Inc. also detracted from performance as it was up more than 60% over the reporting period.
Wellington Management Company LLP (Wellington)
The Wellington portion of the Fund underperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
Positions in MKS Inc. and Flex Ltd. contributed the most to relative performance in the Wellington portion of the Fund during the reporting period.
An overweight allocation to the information technology (IT) sector was a top contributor to Wellington’s relative performance.
Security selection within consumer staples, real estate, and consumer discretionary also contributed to relative performance during the reporting period.
Top detractors from performance:
Positions in Kemper Corp. and SanDisk Corp. were the primary detractors from relative performance in the Wellington portion of the Fund during the reporting period.
An underweight allocation to healthcare and overweights to consumer staples and consumer discretionary were the most significant detractors from relative performance during the reporting period.
Security selection within IT, healthcare, and industrials also detracted from relative performance in the Wellington portion of the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Optimum Small-Mid Cap Value Fund (Class A) – including sales charge	4.24%	2.03%	5.82%
Optimum Small-Mid Cap Value Fund (Class A) – excluding sales charge	10.58%	3.25%	6.44%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2500 Value Index	25.43%	7.64%	9.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 724,370,514
Holdings Count | Holding	250	[19]
Advisory Fees Paid, Amount	$ 4,986,170
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$724,370,514
Total number of portfolio holdings*	250
Total advisory fees paid (during reporting period)	$4,986,170
Portfolio turnover rate	133%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	21.43%
Financials	18.28%
Consumer Discretionary	13.51%
Information Technology	12.94%
Materials	7.13%
Real Estate	5.91%
Healthcare	5.69%
Energy	5.26%
Consumer Staples	4.00%
Communication Services	2.80%
Utilities	2.04%

Top 10 equity holdings
SouthState Bank	1.71%
Pinnacle Financial Partners	1.71%
XPO	1.48%
Brixmor Property Group	1.47%
Flex	1.47%
MKS	1.43%
US Foods Holding	1.41%
Voya Financial	1.38%
Wyndham Hotels & Resorts	1.37%
Columbia Banking System	1.37%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
SouthState Bank	1.71%
Pinnacle Financial Partners	1.71%
XPO	1.48%
Brixmor Property Group	1.47%
Flex	1.47%
MKS	1.43%
US Foods Holding	1.41%
Voya Financial	1.38%
Wyndham Hotels & Resorts	1.37%
Columbia Banking System	1.37%

Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Mar. 12, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through March 12, 2026.

C000006465 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Value Fund
Class Name	Class C
Trading Symbol	OCSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$224	2.14%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Small-Mid Cap Value Fund (Class C) returned 9.67% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 2500™ Value Index, the Fund's narrowly based securities market index (benchmark), returned 25.43%.
LSV Asset Management (LSV)
The LSV portion of the Fund underperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
Sector allocations, which are controlled at +/-5% relative to the benchmark for the LSV portion of the Fund, had a slightly positive effect primarily due to a relative underweight to the real estate sector.
Stock selection was strong in the consumer discretionary sector. The top contributor was Tapestry Inc., a luxury fashion holding company whose brands, specifically Coach and Kate Spade, performed well during the reporting period. The second largest contributor to performance in the LSV portion of the Fund was NRG Energy Inc., which benefited from increased demand for electricity for artificial intelligence (AI) data centers.
Top detractors from performance:
The deeper value positioning of the LSV portion of the Fund relative to the benchmark detracted from performance across valuation metrics during the reporting period.
There continued to be an outsized rally in unprofitable companies which have a sizeable weight in the benchmark and which LSV does not own in its portion of the Fund.
Stock selection was particularly weak in the technology sector where not holding Sandisk Corp., Ciena Corp., and Lumentum Holdings Inc. collectively detracted more than 4 percentage points from relative performance in the LSV portion of the Fund as these stocks posted notably strong returns during the reporting period. These companies all surged due to increased AI investment and growth expectations. Non-exposure to Robinhood Markets Inc. also detracted from performance as it was up more than 60% over the reporting period.
Wellington Management Company LLP (Wellington)
The Wellington portion of the Fund underperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
Positions in MKS Inc. and Flex Ltd. contributed the most to relative performance in the Wellington portion of the Fund during the reporting period.
An overweight allocation to the information technology (IT) sector was a top contributor to Wellington’s relative performance.
Security selection within consumer staples, real estate, and consumer discretionary also contributed to relative performance during the reporting period.
Top detractors from performance:
Positions in Kemper Corp. and SanDisk Corp. were the primary detractors from relative performance in the Wellington portion of the Fund during the reporting period.
An underweight allocation to healthcare and overweights to consumer staples and consumer discretionary were the most significant detractors from relative performance during the reporting period.
Security selection within IT, healthcare, and industrials also detracted from relative performance in the Wellington portion of the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Optimum Small-Mid Cap Value Fund (Class C) – including sales charge	8.67%	2.46%	5.64%
Optimum Small-Mid Cap Value Fund (Class C) – excluding sales charge	9.67%	2.46%	5.64%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2500 Value Index	25.43%	7.64%	9.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 724,370,514
Holdings Count | Holding	250	[20]
Advisory Fees Paid, Amount	$ 4,986,170
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$724,370,514
Total number of portfolio holdings*	250
Total advisory fees paid (during reporting period)	$4,986,170
Portfolio turnover rate	133%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	21.43%
Financials	18.28%
Consumer Discretionary	13.51%
Information Technology	12.94%
Materials	7.13%
Real Estate	5.91%
Healthcare	5.69%
Energy	5.26%
Consumer Staples	4.00%
Communication Services	2.80%
Utilities	2.04%

Top 10 equity holdings
SouthState Bank	1.71%
Pinnacle Financial Partners	1.71%
XPO	1.48%
Brixmor Property Group	1.47%
Flex	1.47%
MKS	1.43%
US Foods Holding	1.41%
Voya Financial	1.38%
Wyndham Hotels & Resorts	1.37%
Columbia Banking System	1.37%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
SouthState Bank	1.71%
Pinnacle Financial Partners	1.71%
XPO	1.48%
Brixmor Property Group	1.47%
Flex	1.47%
MKS	1.43%
US Foods Holding	1.41%
Voya Financial	1.38%
Wyndham Hotels & Resorts	1.37%
Columbia Banking System	1.37%

Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Mar. 12, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through March 12, 2026.

C000006466 [Member]
Shareholder Report [Line Items]
Fund Name	Optimum Small-Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	OISVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 914-0278
Additional Information Website	optimummutualfunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$120	1.14%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Optimum Small-Mid Cap Value Fund (Institutional Class) returned 10.83% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 2500™ Value Index, the Fund's narrowly based securities market index (benchmark), returned 25.43%.
LSV Asset Management (LSV)
The LSV portion of the Fund underperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
Sector allocations, which are controlled at +/-5% relative to the benchmark for the LSV portion of the Fund, had a slightly positive effect primarily due to a relative underweight to the real estate sector.
Stock selection was strong in the consumer discretionary sector. The top contributor was Tapestry Inc., a luxury fashion holding company whose brands, specifically Coach and Kate Spade, performed well during the reporting period. The second largest contributor to performance in the LSV portion of the Fund was NRG Energy Inc., which benefited from increased demand for electricity for artificial intelligence (AI) data centers.
Top detractors from performance:
The deeper value positioning of the LSV portion of the Fund relative to the benchmark detracted from performance across valuation metrics during the reporting period.
There continued to be an outsized rally in unprofitable companies which have a sizeable weight in the benchmark and which LSV does not own in its portion of the Fund.
Stock selection was particularly weak in the technology sector where not holding Sandisk Corp., Ciena Corp., and Lumentum Holdings Inc. collectively detracted more than 4 percentage points from relative performance in the LSV portion of the Fund as these stocks posted notably strong returns during the reporting period. These companies all surged due to increased AI investment and growth expectations. Non-exposure to Robinhood Markets Inc. also detracted from performance as it was up more than 60% over the reporting period.
Wellington Management Company LLP (Wellington)
The Wellington portion of the Fund underperformed the benchmark during the reporting period (on a gross of fees basis).
Top contributors to performance:
Positions in MKS Inc. and Flex Ltd. contributed the most to relative performance in the Wellington portion of the Fund during the reporting period.
An overweight allocation to the information technology (IT) sector was a top contributor to Wellington’s relative performance.
Security selection within consumer staples, real estate, and consumer discretionary also contributed to relative performance during the reporting period.
Top detractors from performance:
Positions in Kemper Corp. and SanDisk Corp. were the primary detractors from relative performance in the Wellington portion of the Fund during the reporting period.
An underweight allocation to healthcare and overweights to consumer staples and consumer discretionary were the most significant detractors from relative performance during the reporting period.
Security selection within IT, healthcare, and industrials also detracted from relative performance in the Wellington portion of the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Optimum Small-Mid Cap Value Fund (Institutional Class) – including sales charge	10.83%*	3.51%*	6.71%*
Optimum Small-Mid Cap Value Fund (Institutional Class) – excluding sales charge	10.83%*	3.51%*	6.71%*
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2500 Value Index	25.43%	7.64%	9.87%
* The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit optimummutualfunds.com/performance for the most recent performance information.
Net Assets	$ 724,370,514
Holdings Count | Holding	250	[21]
Advisory Fees Paid, Amount	$ 4,986,170
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$724,370,514
Total number of portfolio holdings*	250
Total advisory fees paid (during reporting period)	$4,986,170
Portfolio turnover rate	133%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	21.43%
Financials	18.28%
Consumer Discretionary	13.51%
Information Technology	12.94%
Materials	7.13%
Real Estate	5.91%
Healthcare	5.69%
Energy	5.26%
Consumer Staples	4.00%
Communication Services	2.80%
Utilities	2.04%

Top 10 equity holdings
SouthState Bank	1.71%
Pinnacle Financial Partners	1.71%
XPO	1.48%
Brixmor Property Group	1.47%
Flex	1.47%
MKS	1.43%
US Foods Holding	1.41%
Voya Financial	1.38%
Wyndham Hotels & Resorts	1.37%
Columbia Banking System	1.37%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
SouthState Bank	1.71%
Pinnacle Financial Partners	1.71%
XPO	1.48%
Brixmor Property Group	1.47%
Flex	1.47%
MKS	1.43%
US Foods Holding	1.41%
Voya Financial	1.38%
Wyndham Hotels & Resorts	1.37%
Columbia Banking System	1.37%

Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm.
Accountant Change Date	Mar. 12, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On March 12, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through March 12, 2026.

[1]	Costs paid as a percentage of a $10,000 investment would have been 0.78% if interest expenses were not included.
[2]	Excludes cash and cash equivalents.
[3]	Costs paid as a percentage of a $10,000 investment would have been 1.78% if interest expenses were not included.
[4]	Excludes cash and cash equivalents.
[5]	Costs paid as a percentage of a $10,000 investment would have been 1.03% if interest expenses were not included.
[6]	Excludes cash and cash equivalents.
[7]	Excludes cash and cash equivalents.
[8]	Excludes cash and cash equivalents.
[9]	Excludes cash and cash equivalents.
[10]	Excludes cash and cash equivalents.
[11]	Excludes cash and cash equivalents.
[12]	Excludes cash and cash equivalents.
[13]	Excludes cash and cash equivalents.
[14]	Excludes cash and cash equivalents.
[15]	Excludes cash and cash equivalents.
[16]	Excludes cash and cash equivalents.
[17]	Excludes cash and cash equivalents.
[18]	Excludes cash and cash equivalents.
[19]	Excludes cash and cash equivalents.
[20]	Excludes cash and cash equivalents.
[21]	Excludes cash and cash equivalents.